Borrowed Funds and Subordinated Debentures (Schedule of Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term Debt	$ 122,465
FHLB borrowings and repurchase agreements [Member]
Debt Instrument [Line Items]
Long-term Debt	92,000	60,000	60,000
Year-to-date average	61,010	60,008	60,000
Maximum outstanding	95,000	61,000	60,000
Interest rate, at the end of the period	2.58%	3.94%	3.94%
Interest rate, Year-to-date average	3.88%	3.94%	3.94%
Securities Sold under Agreements to Repurchase [Member]
Debt Instrument [Line Items]
Long-term Debt	15,000	15,000	15,000
Year-to-date average	15,000	15,000	15,000
Maximum outstanding	15,000	15,000	15,000
Interest rate, at the end of the period	3.67%	3.67%	3.67%
Interest rate, Year-to-date average	3.67%	3.67%	3.67%
Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	15,465	15,465	15,465
Year-to-date average		15,465	15,465
Maximum outstanding	$ 15,465	$ 15,465	$ 15,465
Interest rate, at the end of the period	1.80%	1.89%	3.11%
Interest rate, Year-to-date average	1.83%	2.19%	4.83%